Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefit Plans [Abstract]
Schedule of Expenses Included on Consolidated Statements of Income (Loss) and Consolidated Statements of Comprehensive Income (Loss)

The expenses included on the consolidated statements of income (loss) and the consolidated statements of comprehensive income (loss) were as follows:

For the year ended December 31, 2024	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$4,349	$712	$5,061	$587	$—	$587
Interest expense (income)	$(1,682)	$405	$(1,277)	$939	$188	$1,127
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	$(19,966)	$(3,926)	$(23,892)	$1,554	$(290)	$1,264
For the year ended December 31, 2023	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$4,524	$684	$5,208	$466	$—	$466
Interest expense	$(2,294)	$567	$(1,727)	$927	$193	$1,120
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	$4,753	$(1,224)	$3,529	$1,364	$157	$1,521
For the year ended December 31, 2022	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Consolidated statements of income (loss)
Operating expenses	$6,337	$540	$6,877	$710	$—	$710
Interest expense	$(799)	$533	$(266)	$731	$123	$854
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	$(19,560)	$(7,348)	$(26,908)	$(5,346)	$(1,028)	$(6,374)

Schedule of Balance Sheet Obligations, Distributed Between Pension and Other Post-Employment Benefits

The balance sheet obligations, distributed between pension and other post-employment benefits were as follows:

As at December 31,	2024	2023
Included in other long-term liabilities
Pension benefits	$44,533	$47,646
Other post-employment benefits	25,941	23,719
Accrued benefit liabilities	$70,474	$71,365
Included in other long-term assets
Pension benefits	$99,554	$79,637

Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans

The amounts recognized in the balance sheets and the funded statuses of the benefit plans were as follows:

As at December 31, 2024	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Present value of funded obligations	$314,844	$60,161	$375,005	$—	$—	$—
Fair value of plan assets	(374,424)	(57,168)	(431,592)	—	—	—
	(59,580)	2,993	(56,587)	—	—	—
Present value of unfunded obligations	1,566	—	1,566	22,395	3,546	25,941
(Pension benefits) accrued benefit liabilities	$(58,014)	$2,993	$(55,021)	$22,395	$3,546	$25,941
As at December 31, 2023	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Present value of funded obligations	$306,251	$58,546	$364,797	$—	$—	$—
Fair value of plan assets	(348,170)	(49,913)	(398,083)	—	—	—
	(41,919)	8,633	(33,286)	—	—	—
Present value of unfunded obligations	1,295	—	1,295	19,999	3,720	23,719
(Pension benefits) accrued benefit liabilities	$(40,624)	$8,633	$(31,991)	$19,999	$3,720	$23,719

Schedule of Changes in the Benefit Obligations and Fair Value of Plan Assets

The changes in the benefit obligations and in the fair value of plan assets were as follows:

As at December 31, 2024	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Change in benefits obligations
Benefit obligation, January 1, 2024	$307,546	$58,546	$366,092	$19,999	$3,720	$23,719
Current service cost	3,890	712	4,602	587	—	587
Interest expense	14,185	2,987	17,172	939	188	1,127
Remeasurements
Actuarial gains arising from plan experience	3,253	(513)	2,740	—	(177)	(177)
Actuarial gains from change in demographic assumptions	—	—	—	—	—	—
Actuarial gains from changes in financial assumptions	—	(3,024)	(3,024)	1,554	(113)	1,441
Benefits paid	(13,215)	(3,567)	(16,782)	(684)	(378)	(1,062)
Contributions by plan participants	862	—	862	—	—	—
Foreign exchange & other	(111)	5,020	4,909	—	306	306
Benefit obligation, December 31, 2024	316,410	60,161	376,571	22,395	3,546	25,941
Change in fair value of plan assets
Fair value of plan assets, January 1, 2024	(348,170)	(49,913)	(398,083)	—	—	—
Contributions by plan participants	(862)	—	(862)	—	—	—
Contributions by employer	(1,364)	(3,462)	(4,826)	(684)	(378)	(463)
Transfer to other plans	1,384	—	1,384	—	—	—
Interest income	(15,867)	(2,582)	(18,449)	—	—	—
Benefits paid	13,215	3,567	16,782	684	378	463
As at December 31, 2024	Pension Plans			Other Post-employment Benefit Plans
	Canadian	US	Total	Canadian	US	Total
Remeasurements
Return on plan assets, excluding interest income	(23,219)	(389)	(23,608)	—	—	—
Administrative costs	459	—	459	—	—	—
Foreign exchange & other	—	(4,389)	(4,389)	—	—	—
Fair value of plan assets, December 31, 2024	(374,424)	(57,168)	(431,592)	—	—	—
(Pension benefits) accrued benefit liabilities, December 31, 2024	$(58,014)	$2,993	$(55,021)	$22,395	$3,546	$25,941
	Pension Plans			Other Post-employment Benefit Plans
As at December 31, 2023	Canadian	US	Total	Canadian	US	Total
Change in benefits obligations
Benefit obligation, January 1, 2023	$276,757	$58,835	$335,592	$17,888	$3,857	$21,745
Current service cost	4,013	684	4,697	466	—	466
Interest expense	14,172	3,010	17,182	927	193	1,120
Remeasurements
Actuarial gains arising from plan experience	6,341	(353)	5,988	—	122	122
Actuarial gains from change in demographic assumptions	—	—	—	—	—	—
Actuarial gains from changes in financial assumptions	18,911	1,182	20,093	1,364	35	1,399
Benefits paid	(13,768)	(3,457)	(17,225)	(646)	(403)	(1,049)
Contributions by plan participants	928	—	928	—	—	—
Foreign exchange & other	192	(1,355)	(1,163)	—	(84)	(84)
Benefit obligation, December 31, 2023	307,546	58,546	366,092	19,999	3,720	23,719
Change in fair value of plan assets
Fair value of plan assets, January 1, 2023	(324,069)	(47,718)	(371,787)	—	—	—
Contributions by plan participants	(928)	—	(928)	—	—	—
Contributions by employer (net of transfer to other plans)	(487)	(2,275)	(2,762)	(646)	(403)	(1,049)
Interest income	(16,466)	(2,443)	(18,909)	—	—	—
Benefits paid	13,768	3,457	17,225	646	403	1,049
	Pension Plans			Other Post-employment Benefit Plans
As at December 31, 2023	Canadian	US	Total	Canadian	US	Total
Remeasurements
Return on plan assets, excluding interest income	(20,499)	(2,053)	(22,552)	—	—	—
Administrative costs	511	—	511	—	—	—
Foreign exchange & other	—	1,119	1,119	—	—	—
Fair value of plan assets, December 31, 2023	(348,170)	(49,913)	(398,083)	—	—	—
(Pension benefits) accrued benefit liabilities, December 31, 2023	$(40,624)	$8,633	$(31,991)	$19,999	$3,720	$23,719

Schedule of Estimated Future Benefit Payments for Defined Benefit Pension Plans and Other Post-Employment Benefit Plans

The estimated future benefit payments for the defined benefit pension plans and other post-employment benefit plans until 2034 are as follows:

	Pension Plans	Other Post- employment Benefit Plans
2025	$19,925	$1,353
2026	$21,098	$1,401
2027	$22,016	$1,447
2028	$22,849	$1,490
2029	$23,526	$1,567
2030 to 2034	$123,778	$8,468

Schedule of Fair Value of the Plan Assets Were Allocated Between the Various Types of Investments

The fair value of the plan assets were allocated as follows between the various types of investments:

As at December 31,	2024	2023
Equity securities
Canada	13.3%	22.0%
United States	7.9%	13.8%
International (other than United States)	7.5%	13.6%
Emerging markets	2.8%	4.7%
Fixed income instruments
Canada	68.0%	43.8%
Cash and cash equivalents	0.5%	2.1%

US Pension Plans

As at December 31,	2024	2023
Equity securities
United States	31.2%	25.9%
Canada	1.0%	1.0%
International	17.2%	18.7%
Fixed income instruments
United States	28.7%	27.4%
Canada	0.1%	0.1%
International	3.2%	5.2%
Other investments
United States	13.4%	14.2%
Canada	0.3%	0.4%
International	4.9%	7.1%

Schedule of Significant Assumptions Adopted in Measuring the Company’s Pension and Other Benefit Obligations

The following are the significant assumptions adopted in measuring the Company’s pension and other benefit obligations:

	Canadian		US
As at December 31,	2024	2023	2024	2023
Actuarial benefit obligation
Discount rate	4.65%	5.15%	5.60%	5.10%
Benefit costs for the year ended
Discount rate	4.65%	5.20%	5.10%	5.30%
Future salary growth	2.50%	2.50%	N/A	N/A

Schedule of Other Post-Employment Benefit Plans

Other Post-employment Benefit Plans

As at December 31,	Canadian		US
	2024	2023	2024	2023
Benefit costs for the year ended
Discount rate	4.65%	5.20%	5.60%	5.30%
Health care cost trend rate	6.04%	4.04% to 6.04%	N/A	N/A
Other medical trend rates	4.00% to 5.11%	4.00% to 5.11%	N/A	N/A

Schedule of Impact on Defined Benefit Obligation from One Percent Increase or Decrease Change in Assumptions

Pension plans

As at December 31, 2024	Canadian		US
	1% increase	1% decrease	1% increase		1% decrease
Discount rate	$(34,758)	$42,597		$(5,288)		$6,238
Future salary growth	$(3,988)	$4,466	$	N/A	$	N/A
As at December 31, 2023	Canadian		US
	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(35,279)	$40,962	$(5,472)	$6,504
Future salary growth	$3,676	$(5,305)	N/A	N/A

Other Post-employment Benefit Plans

	Canadian		US
As at December 31, 2024	1% increase	1% decrease	1% increase		1% decrease
Discount rate	$(2,714)	$3,360		$(227)		$256
Medical and dental trend rates	$2,074	$(1,755)	$	N/A	$	N/A
	Canadian		US
As at December 31, 2023	1% increase	1% decrease	1% increase	1% decrease
Discount rate	$(2,300)	$2,842	$(241)	$273
Medical and dental trend rates	$476	$(456)	N/A	N/A